Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Amortized cost and fair value of debt securities by contractual maturity
Due in one year or less, Amortized Cost	$ 2,014
Due from more than one to five years, Amortized Cost	10,658
Due from more than five to ten years, Amortized Cost	35,925
Due after ten years, Amortized Cost	14,665
Subtotal, Amortized Cost	63,262
Mortgage-backed securities and government agency sponsored collateralized mortgage obligations, Amortized Cost	102,614
Total, Amortized Cost Basis	165,876
Due in one year or less, Fair Value	2,036
Due from more than one to five years, Fair Value	10,939
Due from more than five to ten years, Fair Value	35,862
Due after ten years, Fair Value	15,186
Subtotal, Fair Value	64,023
Mortgage-backed securities and government agency sponsored collateralized mortgage obligations, Fair Value	100,249
Total, Fair Value	$ 164,272